KEYSTONE XL - Impairment of Long-Lived Assets Held and Used (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Estimated Fair Value of Plant, Property and Equipment
Plant, Property and Equipment	$ 75,940	$ 70,182
Asset impairment charge and other, Pre-tax
Goodwill and asset impairment charges and other (Notes 6 and 14)	453	2,775	$ 0
Keystone XL
Asset impairment charge and other, Pre-tax
Contractual recoveries	571
Goodwill and asset impairment charges and other (Notes 6 and 14)	$ 24	192
Keystone XL | Liquids Pipelines
Estimated Fair Value of Plant, Property and Equipment
Plant, Property and Equipment		175
Asset impairment charge and other, Pre-tax
Plant and equipment		412
Related capital projects in development		230
Other capitalized costs		2,158
Capitalized interest		326
Goodwill and asset impairment charges and other (Notes 6 and 14)		3,126
Contractual recoveries		(693)
Contractual and legal obligations related to termination activities		342
Goodwill and asset impairment charges and other (Notes 6 and 14)		2,775
Asset impairment charge and other, After-tax
Plant and equipment		312
Related capital projects in development		175
Other capitalized costs		1,642
Capitalized interest		248
Asset impairment charge, After-tax		2,377
Contractual recoveries		(525)
Contractual and legal obligations related to termination activities		282
Asset impairment charges, net of tax		2,134
Keystone XL | Fair Value | Liquids Pipelines
Estimated Fair Value of Plant, Property and Equipment
Plant, Property and Equipment		175
Keystone XL | Fair Value | Plant and equipment | Liquids Pipelines
Estimated Fair Value of Plant, Property and Equipment
Plant, Property and Equipment		175
Keystone XL | Fair Value | Related capital projects in development | Liquids Pipelines
Estimated Fair Value of Plant, Property and Equipment
Plant, Property and Equipment		0
Keystone XL | Fair Value | Other capitalized costs | Liquids Pipelines
Estimated Fair Value of Plant, Property and Equipment
Plant, Property and Equipment		0
Keystone XL | Fair Value | Capitalized interest | Liquids Pipelines
Estimated Fair Value of Plant, Property and Equipment
Plant, Property and Equipment		$ 0